Other long-term liabilities - Schedule of Disclosure Of Other Long Term Liabilities Explanatory (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Non Current Liabilities [Abstract]
Long-term financial liabilities	€ 35	€ 18
Payments received in advance	0	23
Total	€ 35	€ 41